UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number :                  811-21862

Name of Registrant: Columbia Funds Series Trust II

Address of Principal Executive Offices:

One Financial Center

Boston, Massachusetts 02111

Name and address of agent of service:

James R. Bordewick, Jr. Esq.

Columbia Management Advisors, LLC

One Financial Center

Boston, MA 02111

Registrant's telephone number including area code:

1-617-426-3750

Date of fiscal year end:

10/31

Date of reporting period:

07/01/2008 - 06/30/2009

Item 1: Proxy Voting Record

Registrant : Columbia Funds Series Trust II

Disclosure Fund	Reporting Period	Status
Columbia Retirement 2005 Portfolio	07/01/08-06/30/09	No Proxy Votes Cast in Reporting Period
Columbia Retirement 2010 Portfolio	07/01/08-06/30/09	No Proxy Votes Cast in Reporting Period
Columbia Retirement 2015 Portfolio	07/01/08-06/30/09	No Proxy Votes Cast in Reporting Period
Columbia Retirement 2020 Portfolio	07/01/08-06/30/09	No Proxy Votes Cast in Reporting Period
Columbia Retirement 2025 Portfolio	07/01/08-06/30/09	No Proxy Votes Cast in Reporting Period
Columbia Retirement 2030 Portfolio	07/01/08-06/30/09	No Proxy Votes Cast in Reporting Period
Columbia Retirement 2035 Portfolio	07/01/08-06/30/09	No Proxy Votes Cast in Reporting Period
Columbia Retirement 2040 Portfolio	07/01/08-06/30/09	No Proxy Votes Cast in Reporting Period

07/01/2008 - 06/30/2009

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Columbia Funds Series Trust II

By (Signature and Title):	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date:	August 25, 2009